Capital Commitments (Detail) (Capital Commitments, Computer and Network Equipment and Construction in Progress) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Long-term Purchase Commitment [Line Items]
2015	$ 78,024	484,106
2016	54	334
Purchase Obligation, Total	$ 78,078	484,440